DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Cash flow statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Translation differences of disposed foreign subsidiary		$ (4.9)
Suunto and Precor
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	$ (10.3)	(38.4)
Divested Operations	20.3	393.8
Investing	(1.0)	(8.7)
Financing	(0.4)	(4.6)
Net cash outflow	$ 8.6	342.1
Translation differences of disposed foreign subsidiary		$ 4.9